Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 14, 2015
Registrant Name		dei_EntityRegistrantName	Global X Funds
Central Index Key		dei_EntityCentralIndexKey	0001432353
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 14, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 14, 2015
Prospectus Date		rr_ProspectusDate	Jul. 08, 2015
Global X SuperDividend Alternatives ETF (Prospectus Summary) | Global X SuperDividend Alternatives ETF Series
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Global X SuperDividend® Alternatives ETF
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Global X SuperDividend® Alternatives ETF (“Fund”) seeks to track, before fees and expenses, the price and yield performance of the Indxx SuperDividend® Alternatives Index (“Underlying Index”).
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available for the Fund.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index is comprised of securities that rank among the highest dividend yielding securities in each eligible category of alternative income investments, at the time of index reconstitution, as defined by the Index Provider. Alternative income investments that are eligible for inclusion in the Underlying Index fall into one of four classes: Master Limited Partnerships (“MLPs”) and Infrastructure, Real Estate, Institutional Managers, and Fixed Income and Derivative Strategies. The MLPs and Infrastructure category primarily consists of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global Real Estate Investment Trusts (“REITs”), and gains this exposure through the Global X SuperDividend® REIT ETF. The Institutional Managers category primarily consists of shares of business development companies (“BDCs”) and publicly listed private equity companies. The Fixed Income and Derivative Strategies category includes exposure to emerging market debt, mortgage and asset backed securities, and option-writing primarily through the purchase of publicly traded closed-end funds (“CEFs”). Each of the Underlying Index components are selected from a universe of securities that are publicly traded in the U.S. The Underlying Index assigns weights to each of the four categories in a method that seeks to equalize the volatility contribution of each category, which assigns less weight to higher volatility categories and more weight to lower volatility categories. The Underlying Index is reconstituted annually, but may rebalance quarterly if any one category deviates more than 3% from its target weight. The Underlying Index is sponsored by an organization (“Index Provider”) that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Indxx, LLC.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: As of the date of this Prospectus, the Fund concentrates its investments (i.e., hold 25% or more of its total assets) in the Financials Sectors.

Risk [Heading]		rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Constituents of the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

BDC Risk: BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an BDC it invests in, including advisory fees.

Concentration Risk: Because the Fund's investments are concentrated in the financials sector, the Fund will be susceptible to loss due to adverse occurrences affecting this sector or industry. To the extent that the Underlying Index concentrates in the securities of issuers in a particular sector or industry, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in a sector or industry, the Fund faces more risks than if it were diversified broadly over numerous sectors or industries. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular sector or industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a sector or industry. In addition, at times, such sector or industry may be out of favor and underperform other sectors or industries or the market as a whole. For additional details on these risks, please see Risks Related to Investing in the Financials Sector.

Credit Risk: Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments.

Currency Risk: The Fund or underlying fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Financial Institution Risk: Certain of the component securities that comprise the Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies, which may not be subject to the same regulations as companies domiciled in the U.S. The health of many foreign financial institutions is often tied closely with the financial stability of the local economy in which they are domiciled, and therefore are subject to additional risks including but not limited to: policy changes, slow economic growth, and high levels of debt.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund or underlying fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.

High Dividend Yield Stocks Risk: High yielding stocks are often speculative, high risk investments. These companies can be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance.

High Yield Securities Risk: Securities that are rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-“ by Standard & Poor’s® (a division of the McGraw-Hill Companies, Inc.) (“S&P”) and Fitch, Inc. (“Fitch), “Baa3” by Moody’s® Investors Service, Inc. (“Moody’s”), or “BBBL” by Dominion Bond Rating Service Limited (“Dominion”)), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.

Infrastructure Industry Risk: Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors. The stock prices of transportation companies may be affected by supply and demand for their specific product, government regulation, world events and economic conditions. The profitability of energy companies is related to worldwide energy prices, exploration, and production spending. Utilities companies face intense competition, which may have an adverse effect on their profit margins, and the rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Investment Company Risk: The risks of investment in investment companies, such as ETFs, CEFs and BDCs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Liquidity Risk: Liquidity risk is the risk that the Fund or an ETF may not be able to sell a security in a timely manner at a desired price.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV. In addition, if the Fund’s underlying securities trade on an exchange that is open at a different time than the exchange the Fund trades on, there could be deviations between current and stale security pricing, resulting in larger premiums or discounts. If the underlying securities become less liquid or markets are experiencing heavy order flow, the result may mean higher transaction costs, leading to larger premiums and discounts. The underlying foreign securities in the Fund-the basis for the Fund’s NAV-may be closed for trading in their respective local markets while the ETF itself continues to trade, but market participants make bid and ask prices on the Fund based upon those participants' estimates of where the underlying securities would be trading if their markets were still open. Because of the uncertainty of these estimates, the Fund may trade at a premium or discount to NAV.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Passive Foreign Investment Company Risk: Some Fund holdings may be characterized as “passive foreign investment companies” (PFICs) for U.S. tax purposes. Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risk Related to Investing in Actively Managed Portfolios: Certain of the Underlying Index components are actively managed portfolios, and their success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Underlying Index component’s investment objective. Subjective decisions made by the investment adviser may cause the Underlying Index component to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Risk Related to Investing in Bonds: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. The Fund’s yield on investments in debt securities will fluctuate as the securities in the Fund are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Risk Related to Investing in Closed-End Funds: Common shares of CEFs frequently trade at a discount from their net asset value. This risk may be greater for if shares of the CEF are removed from the Index and the Fund in a relatively short period of time after completion of the initial offering of the CEF.
Risk Related to Investing in ETFs: The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund is subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. An ETF may trade at a premium or discount to its net asset value. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, some ETFs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

Risks Related to Investing in Exchange Traded Notes (ETNs): The Fund may hold ETNs to gain exposure to certain asset classes. As a result, the Fund may be subject to the same risks as the underlying ETNs. An ETN may trade at a premium or discount to its net asset value. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETN it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETNs. ETNs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. The value of an ETN may also differ from the valuation of its reference market due to changes in the issuer’s credit rating, and any payments on an ETN by an issuer is subject to the issuer's ability to pay its obligations as they become due.

Risk Related to Investing in Leveraged Portfolios: Certain of the Underlying Index components may engage in transactions that give rise to leverage. Such transactions may include, among others, reverse repurchase agreements, securities lending, forward commitment transactions, short sales and certain derivative transactions. The use of leverage may cause the Underlying Index components to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Underlying Index component’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Underlying Index component’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Risk Related to Investing in Listed Private Equity Companies: There are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. The Investment Company Act of 1940, as amended (the “1940 Act”), imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Risks Related to Investing in Master Limited Partnerships (MLPs): Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail herein. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Risks Related to Investing in Mortgage REITs: Mortgage REITs are exposed to the risks specific to the real estate market as well as credit risk, interest rate risk, leverage risk and prepayment risk.

Risk Related to Investing in Non-Hedging Foreign Currency Trading: Certain of the Underlying Index component may engage in forward foreign currency transactions for speculative purposes. The Underlying Index component’s advisors may purchase or sell foreign currencies through the use of forward contracts based on the applicable advisors’ judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the advisors seek to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the advisors’ expectations may produce significant losses to the Underlying Index component.
Risk Related to Investing in Option Trading Strategies: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by an Underlying Index component may be particularly subject to this risk because of the volatility of the underlying stocks selected by the Underlying Index component. The Underlying Index component may incur a form of economic leverage through its use of options, which will increase the volatility of the Underlying Index component’s returns and may increase the risk of loss to the Underlying Index component. While the Underlying Index component will collect premiums on the options it writes, the Underlying Index component’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Underlying Index component from the receipt of such option premiums. Moreover, the options sold by the Underlying Index component may have imperfect correlation to the returns of their underlying stocks.

Risks Related to Investing in Real Estate Stocks and Real Estate Investment Trusts: The Fund invests in companies that invest in real estate, such as REITs, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.

Risk Related to Investing in the Financial Sector Risk: Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Risk Related to Investing in the United States: The Fund or an underlying fund may have significant exposure to United States issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund or an ETF has exposure.

Short Sale Risk: Certain of the Underlying Index components in which the Fund invests may engage in short sale transactions. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Underlying Index component.

Strategy Risk: There is no guarantee that this Underlying Index will outperform any alternative strategy that might be employed in respect of the component assets or that past volatilities and correlations of particular asset classes will be indicative of future results.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund or an underlying fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund or underlying fund could receive for a security may differ from the Fund’s or underlying fund's valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X SuperDividend Alternatives ETF (Prospectus Summary) | Global X SuperDividend Alternatives ETF Series | Global X SuperDividend Alternatives ETF
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALTY
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	2.28%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	3.03%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 936

[1]	"Other Expenses" reflect estimated expenses for the Fund's current fiscal year.
[2]	“Acquired Fund Fees and Expenses” sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchangetraded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. These expenses are estimates for the Fund's first fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets.